Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other assets

	2023	2022

Other assets	284,902	265,042

Advances to employees	7,033	7,092
Advances to suppliers	66,018	31,437
Amounts receivable from TIM Brasil (Note 35)	22,803	22,790
Amounts receivable from incentivized projects	43,138	63,034
Taxes and labor contributions to offset	83,981	69,794
Other (i)	61,929	70,895

Current portion	(239,318)	(199,644)
Non-current portion	45,584	65,398